UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07705
                                                    --------------

                               Phoenix-Kayne Funds
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


         Kevin J. Carr, Esq.                          John R. Flores, Esq.
Vice President, Chief Legal Officer,                     Vice President
Counsel and Secretary for Registrant             Litigation/Employment Counsel
  Phoenix Life Insurance Company                Phoenix Life Insurance Company
          One American Row                             One American Row
         Hartford, CT 06102                           Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-243-4361
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



                                    GLOSSARY

ADR (AMERICAN DEPOSITORY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND


                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 2005
                                 (UNAUDITED)


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

MUNICIPAL TAX-EXEMPT BONDS(d)--98.6%

DEVELOPMENT REVENUE--7.3%
California State Economic Recovery
  Series C 2.25%, 7/1/23 (State
  Insured)(c)                                    $   900          $   900,000
Los Angeles Community Redevelopment
  Agency Hollywood Redevelopment
  Project Series C 5%, 7/1/14 (MBIA
  Insured)                                           500              530,340
Los Angeles County Public Works
  Financing Authority Revenue
  Regional Park and Open Space
  Series A 5%, 10/1/13                               175              184,613
Menlo Park Community Development
  Agency Las Pulgas Community
  Development Project 5.375%,
  6/1/16 (AMBAC Insured)                             250              262,572
Ontario Redevelopment Financing
  Authority Ontario Redevelopment
  Project No. 1 6.90%, 8/1/10 (MBIA
  Insured)                                            70               82,391
Ontario Redevelopment Financing
  Authority project No. 1 Center
  City & Cimarron 5.25%, 8/1/13
  (MBIA Insured)                                     500              547,865
Riverside County Redevelopment
  Agency Jurupa Valley Project Area
  5.25%, 10/1/17 (AMBAC Insured)                     250              271,720
                                                                  -----------
                                                                    2,779,501
                                                                  -----------

FACILITIES REVENUE--2.4%
California State Public Works Board
  Series C 5.25%, 11/1/20                            500              532,355
Los Angeles State Building
  Authority Department of General
  Services Series A 5.375%, 5/1/06                   200              204,906
Oakland State Building Authority
  Series A 5%, 4/1/17 (AMBAC
  Insured)                                           150              156,857
                                                                  -----------
                                                                      894,118
                                                                  -----------

GENERAL OBLIGATION--15.5%
Brea & Olinda Unified School
  District Series A 6%, 8/1/15
  (FGIC Insured)                                     150              176,268
City of San Diego Public Safety
  Communication Project 6.50%,
  7/15/07                                            800              861,344
Long Beach Unified School District
  Series C 5.375%, 8/1/16 (MBIA
  Insured)                                           300              325,830


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

MUNICIPAL TAX-EXEMPT BONDS (continued)

GENERAL OBLIGATION (CONTINUED)
Los Angeles Unified School District
  Series F 5%, 7/1/14 (FSA Insured)              $   500          $   542,075
Metropolitan Water District
  Southern California Series A
  5.25%, 3/1/11                                      180              193,356
Oakland Unified School District
  Alameda County School
  Improvements 5%, 8/1/16 (FSA
  Insured)                                           400              422,724
Puerto Rico Public Finance Corp.
  Series A 5.25%, 8/1/30 (AMBAC
  Insured)                                           500              547,270
San Diego County Certificates of
  Participation 5.25%, 11/1/15
  (AMBAC Insured)                                    960            1,042,003
San Francisco City and County
  Educational Facilities Unified
  School District Series B 5.50%,
  6/15/12                                            500              536,475
State of California 6.25%, 4/1/08                    825              897,897
State of California Public
  Improvements 5.25%, 6/1/16                          80               82,976
State of California School
  Improvements 5.50%, 4/1/10 (MBIA
  Insured)                                           200              221,054
State of California Unrefunded
  Balance-2001 5.375%, 3/1/06                         45               45,865
                                                                  -----------
                                                                    5,895,137
                                                                  -----------

GENERAL REVENUE--7.7%
San Jose Financing Authority
  Convention Center Project Series
  F 5%, 9/1/15 (MBIA Insured)                      1,000            1,057,720
Santa Clara County Financing
  Authority Leasing Revenue 7.75%,
  11/15/11 (AMBAC Insured)                           400              496,868
South Coast Air Quality Management
  District 6%, 8/1/11 (AMBAC
  Insured)                                         1,000            1,137,600
Truckee Public Financing Authority
  Leasing Revenue Series A 5.875%,
  11/1/20 (AMBAC Insured)                            200              221,490
                                                                  -----------
                                                                    2,913,678
                                                                  -----------

HIGHER EDUCATION REVENUE--2.9%
California  State Public Works
  Board Community Colleges Series A
  5.25%, 12/1/13                                     290              310,123

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----          -----------

MUNICIPAL TAX-EXEMPT BONDS (continued)

HIGHER EDUCATION REVENUE (CONTINUED)
California Educational Facilities
  Authority Chapman University
  5.375%, 10/1/16 (CONNIE LEE
  Insured)                                       $   250          $   264,538
University of California Series A
  5%, 5/15/10 (AMBAC Insured)                        500              543,335
                                                                  -----------
                                                                    1,117,996
                                                                  -----------

MEDICAL REVENUE--5.0%
California Health Facilities
  Financing Authority Series A
  6.25%, 10/1/13 (MBIA Insured)                    1,000            1,002,420
California Health Facilities
  Financing Authority Series A 5%,
  11/15/14                                           250              266,175
California Statewide Communities
  Development Authority Los Angeles
  Jewish Home 4.75%, 11/15/10 (CA
  ST MTG Insured)                                    500              526,365
San Joaquin County General Hospital
  Project Certificates of
  Participation 5.25%, 9/1/12 (MBIA
  Insured)                                           100              108,027
                                                                  -----------
                                                                    1,902,987
                                                                  -----------

MUNICIPAL UTILITY DISTRICT REVENUE--3.7%
City of San Diego Public Facilities
  Financial Authority Series A 5%,
  5/15/13 (AMBAC Insured)                            300              301,122
Los Angeles County Public Works
  Financing Authority Series A
  5.50%, 10/1/18 (FSA Insured)                       450              495,670
Los Angeles Wastewater System
  Revenue 5%, 6/1/08 (FSA Insured)                   375              399,739
Sacramento Municipal Utility
  District Series O 5.25%, 8/15/17
  (MBIA Insured)                                     200              216,358
                                                                  -----------
                                                                    1,412,889
                                                                  -----------

POWER REVENUE--14.2%
California State Department of
  Water Resource Power Supply
  Revenue Series A 5.25%, 5/1/09
  (MBIA Insured)                                   1,000            1,082,430
City of Pasadena 5%, 6/1/17 (MBIA
  Insured)                                           300              315,822
Los Angeles Department of Water &
  Power Series A-A-3 5.25%, 7/1/18                   300              309,432
Northern California Power Agency
  Public Power Revenue
  Hydroelectric Project No. 1
  Series A 5%, 7/1/15 (MBIA Insured)               1,000            1,053,810


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----          -----------

MUNICIPAL TAX-EXEMPT BONDS (continued)

POWER REVENUE (CONTINUED)
Sacramento Municipal Utility
  District Electricity Revenue
  Series O 5.25%, 8/15/17 (MBIA
  Insured)                                       $   500          $   540,895
Sacramento Municipal Utility
  District Series L 5.10%, 7/1/13
  (AMBAC Insured)                                    500              533,710
Sacramento Municipal Utility
  District Series O 5.25%, 8/15/10
  (MBIA Insured)                                     500              551,405
Sacramento Municipal Utility
  District Series O 5.25%, 8/15/15
  (MBIA Insured)                                     310              337,550
Southern California Public Power
  Authority Series B 5%, 7/1/12
  (FSA Insured)                                      635              694,137
                                                                  -----------
                                                                    5,419,191
                                                                  -----------

PRE-REFUNDED--6.4%
California State Department of
  Water Resources 5.125%, 12/1/15                    110              117,753
Contra Costa County Home Mortgage
  Revenue 7.50%, 5/1/14 (GNMA COLL
  Insured)(b)                                        500              644,380
Cypress Residential Mortgage
  Revenue Series B 7.25%, 1/1/12
  (PRIV MTGS Insured)(b)                             200              244,124
Fremont Union High School
  District/Santa Clara County
  Series B 5.25%, 9/1/15                             200              219,782
Los Angeles Convention & Exhibit
  Center Authority Certificates of
  Participation 9%, 12/1/20                          150              156,342
Los Angeles County Public Works
  Financing Authority Revenue
  Regional Park and Open Space
  Series A 5%, 10/1/13                               325              342,852
Metropolitan Water District of
  Southern California Series A 5%,
  7/1/13                                             200              213,150
State of California Public
  Improvements 5.25%, 6/1/16                         170              176,324
Stockton Housing Facilities Revenue
  O'Connor Woods Project A 5.60%,
  3/20/28 (GNMA COLL Insured)                        200              202,842
Torrance California 5.50%, 4/1/12
  (AMBAC Insured)                                    105              107,100
Torrance California Certificates of
  Participation 5.50%, 4/1/12
  (AMBAC Insured)                                     20               20,400
                                                                  -----------
                                                                    2,445,049
                                                                  -----------

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----          -----------

MUNICIPAL TAX-EXEMPT BONDS (continued)

SCHOOL DISTRICT REVENUE--2.8%
Irvine Unified School District
  Community Facilities District No
  86-1 5.50%, 11/1/13 (AMBAC
  Insured)                                       $ 1,000          $ 1,080,200

SINGLE FAMILY HOUSING REVENUE--1.0%
Duarte Redevelopment Agency Single
  Family Mortgage Revenue Series A
  6.875%, 11/1/11 (FNMA
  collaterilized)(b)                                 300              358,782

TRANSPORTATION REVENUE--10.8%
Alameda Corridor Transportation
  Authority Series A 5.125%,
  10/1/16 (MBIA Insured)                             150              161,587
Alameda Corridor Transportation
  Authority Series A 5.125%,
  10/1/17 (MBIA Insured)                             125              134,224
Port of Oakland California Series I
  5.60%, 11/1/19 (MBIA Insured)                    1,000            1,083,960
San Francisco Bay Area Rapid
  Transit District Sales Tax
  Revenue 5.50%, 7/1/15 (FGIC
  Insured)                                           190              193,460
San Francisco Bay Area Rapid
  Transit District Sales Tax
  Revenue 5.25%, 7/1/17                              500              533,550
San Francisco City & County
  Airports Commission Second Series
  - Issue 10B 5.375%, 5/1/17 (MBIA
  Insured)                                         1,000            1,047,600
San Mateo County Transit District
  Series A 5%, 6/1/14 (MBIA Insured)                 400              422,576
Santa Clara Valley Transportation
  Authority Series A 5%, 6/1/17
  (MBIA Insured)                                     500              524,515
                                                                  -----------
                                                                    4,101,472
                                                                  -----------

VETERAN REVENUE--2.4%
State of California Veterans
  General Obligation Bonds Series
  BG 5.15%, 12/1/14                                  895              907,127

WATER & SEWER REVENUE--16.5%
California State Department of
  Water Resources 5.125%, 12/1/15                     90               96,343
California State Department of
  Water Resources Series T 5.125%,
  12/1/12                                            250              269,772


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----          -----------

MUNICIPAL TAX-EXEMPT BONDS (continued)

WATER & SEWER REVENUE (CONTINUED)
California State Department of
  Water Resources Series W 5.50%,
  12/1/13 (FSA-CR Insured)                       $ 1,000          $ 1,133,810
Los Angeles Waste Water System
  Revenue Series B 5%, 6/1/14 (FGIC
  Insured)                                           700              739,508
Metropolitan Water District of
  Southern California Series B 5%,
  7/1/13                                             500              544,660
Modesto Wastewater Treatment
  Facilities Revenue 6%, 11/1/12
  (MBIA Insured)(b)                                  735              846,779
Mountain View Shoreline Regional
  Park Community Series A 5.50%,
  8/1/21 (MBIA Insured)                            1,000            1,055,530
Redlands Financing Authority Series
  A 5%, 9/1/17 (FSA Insured)                       1,000            1,059,290
Westlands Water District Revenue
  Certificates of Participation
  5.25%, 9/1/14 (MBIA Insured)                       500              548,485
                                                                  -----------
                                                                    6,294,177
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $36,995,859)                                      37,522,304
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $36,995,859)                                      37,522,304(a)

Other assets and liabilities, net--1.4%                               526,248
                                                                  -----------
NET ASSETS--100.0%                                                $38,048,552
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $788,518 and gross depreciation of $262,073 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $36,995,859.
(b) Escrowed to maturity.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) At March 31, 2005, 77.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 36.3%, AMBAC 17.7%, and FSA 12.5%.

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND


                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 2005
                                 (UNAUDITED)


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

U.S. GOVERNMENT SECURITIES--22.6%

U.S. TREASURY NOTES--22.6%
U.S. Treasury Note 5.625%, 5/15/08               $   752         $    788,396
U.S. Treasury Note 3.25%, 1/15/09                  1,360            1,321,964
U.S. Treasury Note 6%, 8/15/09                     1,700            1,827,367
U.S. Treasury Note 6.50%, 2/15/10                  6,000            6,608,676
U.S. Treasury Note 4.75%, 5/15/14                  1,100            1,120,969
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,940,233)                                      11,667,372
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.7%

FHLMC 7.50%, 4/1/14                                   88               93,765
FHLMC 7%, 4/1/16                                      75               79,133
FNMA 6.375%, 6/15/09                               1,000            1,074,268
FNMA 7.50%, 7/1/09                                    36               37,724
FNMA 6.625%, 11/15/10                              1,000            1,100,935
FNMA 7%, 5/1/14                                       68               72,239
FNMA 8%, 1/1/15                                       17               18,621
FNMA 8.50%, 7/1/27(c)                                398              434,442
GNMA 7%, 7/20/13                                      89               93,975
GNMA 8%, '21-'27                                     268              289,103
GNMA 8.50%, 12/15/22                                   2                2,306
GNMA 8.50%, 8/15/24                                   72               79,771
GNMA 8.50%, 8/15/25                                   16               17,275
GNMA 8.50%, 6/15/26                                    3                2,970
GNMA 7%, 6/15/31                                   1,065            1,126,445
GNMA 6%, 8/15/31                                     521              536,298
GNMA 6.50%, 10/15/31                                 941              984,392
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $5,984,787)                                        6,043,662
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--15.1%

FFCB 6.48%, 4/4/12                                 1,000            1,000,291
FFCB 7.125%, 11/16/15                                500              552,209
FHLB 5.925%, 4/9/08                                1,000            1,050,816
FHLB 8.10%, 5/25/10                                  500              503,714
FHLB 5.15%, 1/28/13                                  345              344,689
FHLB 6.30%, 5/13/13                                  220              231,381
FHLB 7.23%, 9/8/15                                 1,000            1,132,017
FNMA 6.625%, 10/15/07                              1,500            1,591,380
FNMA 6%, 5/16/11                                     875              899,739


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

AGENCY NON-MORTGAGE-BACKED SECURITIES (continued)
FNMA 6.20%, 5/3/12                               $   500         $    501,208
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,916,154)                                        7,807,444
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--47.5%

AEROSPACE & DEFENSE--5.5%
Boeing Capital Corp. 5.65%, 5/15/06                  425              432,619
Boeing Capital Corp. 5.75%, 2/15/07                  815              837,289
Honeywell, Inc. 7%, 3/15/07                        1,500            1,579,007
                                                                 ------------
                                                                    2,848,915
                                                                 ------------

COMPUTER HARDWARE--1.5%
Hewlett Packard Co. 7.15%, 6/15/05                   750              755,788

CONSUMER FINANCE--3.7%
General Electric Capital Corp.
  Series A 4.625%, 9/15/09                           800              801,267
National Rural Utilities 7.25%,
  3/1/12                                           1,000            1,130,215
                                                                 ------------
                                                                    1,931,482
                                                                 ------------

DIVERSIFIED BANKS--3.0%
Bank of America Corp. 7.125%, 5/1/06                 540              556,731
Deutsche Bank AG NY 9.25%,
  2/28/17(b)                                       1,000              977,500
                                                                 ------------
                                                                    1,534,231
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--1.2%
International Lease Finance Corp.
  5.75%, 10/15/06                                    600              615,553

HOUSEHOLD PRODUCTS--4.2%
Colgate Palmolive Co. 5.98%, 4/25/12                 620              667,679
Kimberly-Clark Corp. 5%, 8/15/13                   1,500            1,522,954
                                                                 ------------
                                                                    2,190,633
                                                                 ------------

HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc. 4.55%,
  5/1/13(d)                                        1,700            1,673,903

INTEGRATED OIL & GAS--2.1%
Conoco Funding Co. 6.35%, 10/15/11                 1,000            1,091,330

INTEGRATED TELECOMMUNICATION SERVICES--2.4%
SBC Communications, Inc. 5.875%,
  2/1/12                                           1,200            1,252,850

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND
                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

DOMESTIC CORPORATE BONDS (continued)

INVESTMENT BANKING & BROKERAGE--2.6%
Bear Stearns Co., Inc. 7.80%,
  8/15/07                                        $   825         $    889,403
Goldman Sachs Group, Inc. 5.25%,
  4/1/13(d)                                          425              424,856
                                                                 ------------
                                                                    1,314,259
                                                                 ------------

LIFE & HEALTH INSURANCE--2.1%
Metlife, Inc. 6.125%, 12/1/11                      1,000            1,067,059

OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
Heller Financial, Inc. 7.375%,
  11/1/09                                          1,000            1,112,758

PERSONAL PRODUCTS--2.4%
Gillette Co. 4%, 6/30/05                           1,260            1,262,252

PHARMACEUTICALS--8.3%
Abbott Laboratories 5.625%, 7/1/06                 1,400            1,426,464
Johnson & Johnson 6.625%, 9/1/09                   1,300            1,406,252
Pfizer, Inc. 4.50%, 2/15/14                        1,500            1,456,681
                                                                 ------------
                                                                    4,289,397
                                                                 ------------

RESTAURANTS--3.1%
McDonald's Corp.  6%, 4/15/11                      1,500            1,597,310
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $24,496,865)                                      24,537,720
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $50,338,039)                                      50,056,198
-----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER--2.1%
UBS Americas, Inc. 2.83%, 4/1/05                 $ 1,094            1,094,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,094,000)                                        1,094,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $51,432,039)                                      51,150,198(a)

Other assets and liabilities, net--1.0%                               534,717
                                                                 ------------
NET ASSETS--100.0%                                               $ 51,684,915
                                                                 ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $503,056 and gross depreciation of $785,691 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $51,432,833.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) This security has a delayed delivery settlement date.
(d) All or a portion segregated as collateral for a delayed delivery transaction.

PHOENIX-KAYNE INTERNATIONAL FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                  SHARES             VALUE
                                                 -------         ------------

FOREIGN  COMMON STOCKS(c)--98.7%

AUSTRALIA--1.4%
Rio Tinto Ltd. (Diversified Metals
  & Mining)                                       23,000          $   801,819

BELGIUM--2.2%
Dexia (Diversified Banks)                         26,600              632,734
Fortis (Multi-Sector Holdings)                    22,700              646,781
                                                                  -----------
                                                                    1,279,515
                                                                  -----------

FRANCE--19.9%
Air Liquide SA (Industrial Gases)                  7,285            1,340,033
AXA ADR (Multi-line Insurance)                    44,984            1,200,173
BNP Paribas SA (Diversified Banks)                17,000            1,204,322
Carrefour SA (Food Retail)                        10,800              573,159
Groupe Danone ADR (Packaged Foods &
  Meats)                                          32,380              646,629
L'Oreal SA (Household Products)                   11,100              888,512
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury
  Goods)                                           8,200              613,328
Peugeot SA (Automobile
  Manufacturers)                                   8,680              551,565
Sanofi-Aventis (Pharmaceuticals)                  15,000            1,264,859
Schneider Electric SA (Industrial
  Machinery)                                       7,600              595,543
Societe Generale (Diversified Banks)               6,600              685,726
Total SA ADR (Integrated Oil & Gas)               17,496            2,051,056
                                                                  -----------
                                                                   11,614,905
                                                                  -----------

GERMANY--6.7%
Altana AG (Pharmaceuticals)                       10,500              667,624
BASF AG (Diversified Chemicals)                   10,800              765,658
Henkel KGaA (Household Products)                   7,500              635,832
SAP AG (Application Software)                      5,340              860,500
Siemens AG (Industrial
  Conglomerates)                                  12,000              949,665
                                                                  -----------
                                                                    3,879,279
                                                                  -----------

IRELAND--2.5%
Allied Irish Banks plc (Diversified
  Banks)                                          28,875              604,502
Bank of Ireland (Diversified Banks)               54,000              850,499
                                                                  -----------
                                                                    1,455,001
                                                                  -----------

ITALY--1.5%
UniCredito Italiano SpA
  (Diversified Banks)                            148,600              872,611

JAPAN--17.6%
Canon, Inc. (Office Electronics)                  22,000            1,179,707
Denso Corp. (Auto Parts & Equipment)              22,600              562,734
Fanuc Ltd. (Industrial Machinery)                 14,700              919,864


                                                  SHARES             VALUE
                                                 -------          -----------

FOREIGN  COMMON STOCKS (continued)

JAPAN (CONTINUED)
Kao Corp. (Household Products)                    38,000             $873,543
Millea Holdings, Inc. (Property &
  Casualty Insurance)                                 64              931,083
Mitsubishi Tokyo Financial Group,
  Inc. (Diversified Banks)                           125            1,084,118
Ricoh Co. Ltd. (Office Electronics)               33,000              566,259
Secom Co. Ltd. (Diversified
  Commercial Services)                            15,000              623,893
Shin-Etsu Chemical Co., Ltd.
  (Diversified Chemicals)                         29,200            1,105,586
SMC Corp. (Electrical Components &
  Equipment)                                       9,100           1 ,029,404
Takeda Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               12,500              595,682
Toyota Motor Corp. (Automobile
  Manufacturers)                                  20,100              747,916
                                                                  -----------
                                                                   10,219,789
                                                                  -----------

NETHERLANDS--3.1%
Koninklijke Philips Electronics NV
  (Industrial Conglomerates)                      44,500            1,225,808
Wolters Kluwer NV (Publishing &
  Printing)                                       33,000              602,738
                                                                  -----------
                                                                    1,828,546
                                                                  -----------

NORWAY--2.2%
Statoil ASA (Integrated Oil & Gas)                75,500            1,286,800

SINGAPORE--3.0%
DBS Group Holdings, Ltd.
  (Diversified Banks)                            120,000            1,083,144
Singapore Technologies Engineering
  Ltd. (Aerospace & Defense)                     444,000              688,560
                                                                  -----------
                                                                    1,771,704
                                                                  -----------

SPAIN--4.5%
Banco Bilbao Vizcaya Argentaria SA
  (Diversified Banks)                             55,000              895,480
Banco Popular Espanol SA
  (Diversified Banks)                             10,000              646,850
Telefonica SA (Integrated
  Telecommunication Services)                     62,050            1,081,047
                                                                  -----------
                                                                    2,623,377
                                                                  -----------

SWEDEN--1.1%
Hennes & Mauritz AB Class B
  (Apparel Retail)                                18,400              632,338

PHOENIX-KAYNE INTERNATIONAL FUND

                                                  SHARES             VALUE
                                                 -------          -----------

FOREIGN  COMMON STOCKS (continued)

SWITZERLAND--11.4%
Credit Suisse Group (Diversified
  Banks)(b)                                       27,800          $ 1,193,537
Nestle SA (Packaged Foods & Meats)                 2,800              766,105
Nestle SA ADR (Packaged Foods &
  Meats)                                          13,243              909,005
Novartis AG ADR (Pharmaceuticals)                 22,976            1,074,817
Roche Holding AG (Pharmaceuticals)                 5,700              610,961
Swiss Reinsurance (Property &
  Casualty Insurance)                             11,400              816,362
Swisscom AG (Integrated
  Telecommunication Services)                      1,430              524,272
UBS AG (Diversified Capital Markets)               9,090              767,602
                                                                  -----------
                                                                    6,662,661
                                                                  -----------

UNITED KINGDOM--21.6%
AstraZeneca plc (Pharmaceuticals)                 14,155              557,993
BP plc (Integrated Oil & Gas)                    233,950            2,424,959
Compass Group plc (Restaurants)                  251,835            1,149,312
Diageo plc (Distillers & Vintners)                46,800              659,765
GlaxoSmithKline plc
  (Pharmaceuticals)                               47,773            1,095,086
HBOS plc (Diversified Banks)                      43,000              670,390
Kingfisher plc (Home Improvement
  Retail)                                        108,000              589,319
Pearson plc (Publishing & Printing)               47,924              584,141
Prudential plc (Life & Health
  Insurance)                                      68,500              655,007
Reed Elsevier plc (Publishing &
  Printing)                                       99,100            1,027,200
Royal Bank of Scotland Group plc
  (Diversified Banks)                             37,200            1,183,831
Tesco plc (Food Retail)                          118,000              705,766
Vodafone Group plc ADR (Wireless
  Telecommunication Services)                     46,980            1,247,789
                                                                  -----------
                                                                   12,550,558
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $46,273,971)                                      57,478,903
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--3.4%
iShares MSCI Japan Index Fund
  (Exchange Traded Funds)                        187,500            1,966,875
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,919,757)                                        1,966,875
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--102.1%
(IDENTIFIED COST $48,193,728)                                      59,445,778
-----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----          -----------

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER--1.5%
UBS Americas, Inc. 2.83%, 4/1/05                    $897          $   897,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $897,000)                                            897,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--103.6%
(IDENTIFIED COST $49,090,728)                                      60,342,778(a)

Other assets and liabilities, net--(3.6)%                          (2,122,963)
                                                                  -----------
NET ASSETS--100.0%                                                $58,219,815
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,215,818 and gross depreciation of $586,768 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $49,713,728.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX-KAYNE INTERNATIONAL FUND


                           INDUSTRY DIVERSIFICATION
        AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                 (UNAUDITED)


Aerospace & Defense                                                       1.2%
Apparel Retail                                                            1.1
Apparel, Accessories & Luxury Goods                                       1.0
Application Software                                                      1.4
Auto Parts & Equipment                                                    0.9
Automobile Manufacturers                                                  2.2
Distillers & Vintners                                                     1.1
Diversified Banks                                                        19.5
Diversified Capital Markets                                               1.3
Diversified Chemicals                                                     3.1
Diversified Commercial Services                                           1.1
Diversified Metals & Mining                                               1.4
Electrical Components & Equipment                                         1.7
Exchange Traded Funds                                                     3.3
Food Retail                                                               2.2
Home Improvement Retail                                                   1.0
Household Products                                                        4.0
Industrial Conglomerates                                                  3.7
Industrial Gases                                                          2.3
Industrial Machinery                                                      2.6
Integrated Oil & Gas                                                      9.7
Integrated Telecommunication Services                                     2.7
Life & Health Insurance                                                   1.1
Multi-Sector Holdings                                                     1.1
Multi-line Insurance                                                      2.0
Office Electronics                                                        2.9
Packaged Foods & Meats                                                    3.9
Pharmaceuticals                                                           9.9
Property & Casualty Insurance                                             2.9
Publishing & Printing                                                     3.7
Restaurants                                                               1.9
Wireless Telecommunication Services                                       2.1
                                                                        -----
                                                                        100.0
                                                                        =====

PHOENIX-KAYNE RISING DIVIDENDS FUND


                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 2005
                                 (UNAUDITED)


                                                  SHARES             VALUE
                                                 -------         ------------

DOMESTIC COMMON STOCKS--98.3%

ASSET MANAGEMENT & CUSTODY BANKS--2.9%
State Street Corp.                               102,300         $  4,472,556

COMPUTER HARDWARE--1.8%
International Business Machines
  Corp.                                           30,810            2,815,418

CONSUMER FINANCE--1.4%
American Express Co.                              42,300            2,172,951

DATA PROCESSING & OUTSOURCED SERVICES--4.3%
Automatic Data Processing, Inc.                   92,830            4,172,708
Paychex, Inc.                                     75,500            2,477,910
                                                                 ------------
                                                                    6,650,618
                                                                 ------------

DIVERSIFIED BANKS--6.4%
Bank of America Corp.                             84,900            3,744,090
Wells Fargo & Co.                                103,380            6,182,124
                                                                 ------------
                                                                    9,926,214
                                                                 ------------

DIVERSIFIED CHEMICALS--2.9%
Du Pont (E.I.) de Nemours & Co.                   87,400            4,478,376

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Cintas Corp.                                      71,200            2,941,272

ELECTRICAL COMPONENTS & EQUIPMENT--3.1%
Emerson Electric Co.                              73,000            4,739,890

FOOD DISTRIBUTORS--2.2%
Sysco Corp.                                       96,500            3,454,700

HEALTH CARE EQUIPMENT--2.1%
Medtronic, Inc.                                   65,100            3,316,845

HOME FURNISHINGS--2.4%
Leggett & Platt, Inc.                            127,100            3,670,648

HOME IMPROVEMENT RETAIL--3.2%
Home Depot, Inc. (The)                           131,850            5,041,944

HOUSEHOLD PRODUCTS--2.9%
Procter & Gamble Co. (The)                        86,200            4,568,600

HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc.                             98,400            4,930,824

INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co.                             197,160            7,109,590


                                                  SHARES             VALUE
                                                 -------         ------------

DOMESTIC COMMON STOCKS (continued)

INDUSTRIAL MACHINERY--1.5%
Illinois Tool Works, Inc.                         25,320         $  2,266,900

INTEGRATED OIL & GAS--4.1%
Exxon Mobil Corp.                                105,840            6,308,064

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
SBC Communications, Inc.                         163,200            3,866,208

INVESTMENT BANKING & BROKERAGE--1.6%
Morgan Stanley                                    44,000            2,519,000

LIFE & HEALTH INSURANCE--1.5%
AFLAC, Inc.                                       62,700            2,336,202

MOTORCYCLE MANUFACTURERS--2.3%
Harley-Davidson, Inc.                             60,900            3,517,584

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                                  122,700            5,514,138

PACKAGED FOODS & MEATS--2.5%
Sara Lee Corp.                                    96,800            2,145,088
Wrigley (Wm.) Jr. Co.                             25,820            1,693,017
                                                                 ------------
                                                                    3,838,105
                                                                 ------------

PHARMACEUTICALS--10.7%
Johnson & Johnson                                107,770            7,237,833
Lilly (Eli) & Co.                                 51,700            2,693,570
Pfizer, Inc.                                     251,400            6,604,278
                                                                 ------------
                                                                   16,535,681
                                                                 ------------

PUBLISHING & PRINTING--1.9%
Gannett Co., Inc.                                 37,000            2,925,960

REGIONAL BANKS--4.5%
Fifth Third Bancorp                              107,100            4,603,158
Synovus Financial Corp.                           83,100            2,315,166
                                                                 ------------
                                                                    6,918,324
                                                                 ------------

SEMICONDUCTORS--6.2%
Intel Corp.                                      234,500            5,447,435
Linear Technology Corp.                          109,600            4,198,776
                                                                 ------------
                                                                    9,646,211
                                                                 ------------

SOFT DRINKS--5.2%
Coca-Cola Co. (The)                              116,560            4,857,055

PHOENIX-KAYNE RISING DIVIDENDS FUND

                                                  SHARES             VALUE
                                                 -------         ------------

DOMESTIC COMMON STOCKS (continued)

SOFT DRINKS (CONTINUED)
PepsiCo, Inc.                                     59,700         $  3,165,891
                                                                 ------------
                                                                    8,022,946
                                                                 ------------

SPECIALTY STORES--1.6%
Tiffany & Co.                                     73,200            2,526,864

SYSTEMS SOFTWARE--3.3%
Microsoft Corp.                                  213,480            5,159,812
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $143,474,587)                                    152,192,445
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $143,474,587)                                    152,192,445
-----------------------------------------------------------------------------

                                                    PAR
                                                   VALUE
                                                   (000)             VALUE
                                                   -----         ------------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER--1.3%
UBS Finance Delaware LLC 2.83%,
  4/1/05                                          $1,954            1,954,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,954,000)                                        1,954,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $145,428,587)                                    154,146,445(a)

Other assets and liabilities, net--0.4%                               664,828
                                                                 ------------
NET ASSETS--100.0%                                               $154,811,273
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,917,268 and gross depreciation of $8,704,494 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $145,933,671.

PHOENIX-KAYNE SMALL-MID CAP FUND


                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 2005
                                 (UNAUDITED)


                                                  SHARES             VALUE
                                                 -------         ------------

DOMESTIC COMMON STOCKS--98.4%

ADVERTISING--4.1%
Arbitron, Inc.                                    63,700         $  2,732,730
Catalina Marketing Corp.                         175,910            4,556,069
                                                                 ------------
                                                                    7,288,799
                                                                 ------------

AEROSPACE & DEFENSE--1.9%
Heico Corp. Class A                              213,764            3,392,435

AIR FREIGHT & COURIERS--1.9%
Robinson (C.H.) Worldwide, Inc.                   65,900            3,395,827

APPLICATION SOFTWARE--7.7%
FactSet Research Systems, Inc.                   137,775            4,547,953
Fair Isaac Corp.                                 128,085            4,411,247
Jack Henry & Associates, Inc.                    180,815            3,252,862
Reynolds & Reynolds Co. (The) Class A             57,762            1,563,040
                                                                 ------------
                                                                   13,775,102
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Eaton Vance Corp.                                160,008            3,750,587

BIOTECHNOLOGY--2.2%
Techne Corp.                                      98,085            3,941,055

COMMUNICATIONS EQUIPMENT--4.4%
Black Box Corp.                                   67,995            2,543,693
Inter-Tel, Inc.                                  217,600            5,331,200
                                                                 ------------
                                                                    7,874,893
                                                                 ------------

CONSTRUCTION & ENGINEERING--0.8%
Insituform Technolgies, Inc. Class
  A(b)                                            95,480            1,385,415

CONSUMER FINANCE--2.5%
World Acceptance Corp.(b)                        176,000            4,491,520

DATA PROCESSING & OUTSOURCED SERVICES--3.9%
Certegy, Inc.                                     82,867            2,868,856
TALX Corp.                                       227,250            4,126,860
                                                                 ------------
                                                                    6,995,716
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--6.1%
Cintas Corp.                                      68,565            2,832,420
Copart, Inc.(b)                                  231,000            5,442,360
Equifax, Inc.                                     88,385            2,712,536
                                                                 ------------
                                                                   10,987,316
                                                                 ------------


                                                  SHARES             VALUE
                                                 -------         ------------

DOMESTIC COMMON STOCKS (continued)

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Mettler Toledo International,
  Inc.(b)                                         75,000         $  3,562,500

ENVIRONMENTAL SERVICES--3.6%
ABM Industries, Inc.                             204,530            3,933,112
Stericycle, Inc.                                  55,400            2,448,680
                                                                 ------------
                                                                    6,381,792
                                                                 ------------

GENERAL MERCHANDISE STORES--2.5%
99 Cents Only Stores(b)                          343,000            4,517,310

HEALTH CARE EQUIPMENT--2.1%
Diagnostic Products Corp.                         79,000            3,815,700

HEALTH CARE SERVICES--2.4%
IMS Health, Inc.                                 172,965            4,218,616

HOMEFURNISHING RETAIL--3.6%
Rent-A-Center, Inc.(b)                           236,250            6,451,987

INDUSTRIAL CONGLOMERATES--2.5%
Teleflex, Inc.                                    87,410            4,473,644

INDUSTRIAL MACHINERY--3.1%
Donaldson Co., Inc.                              110,200            3,557,256
Lincoln Electric Holdings, Inc.                   67,000            2,015,360
                                                                 ------------
                                                                    5,572,616
                                                                 ------------

INSURANCE BROKERS--1.9%
Brown & Brown, Inc.                               74,000            3,410,660

LEISURE PRODUCTS--2.2%
Polaris Industries, Inc.                          57,000            4,003,110

LIFE & HEALTH INSURANCE--2.1%
Stancorp Financial Group, Inc.                    44,500            3,772,710

OFFICE ELECTRONICS--1.8%
Zebra Technologies Corp. Class A(b)               69,300            3,291,057

OIL & GAS EQUIPMENT & SERVICES--0.7%
Universal Compression Holdings,
  Inc.(b)                                         35,000            1,325,450

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Patina Oil & Gas Corp.                            78,500            3,140,000

OIL & GAS REFINING, MARKETING & TRANSPORTATION--3.3%
World Fuel Services Corp.                        185,200            5,833,800

PHOENIX-KAYNE SMALL-MID CAP FUND

                                                  SHARES             VALUE
                                                 -------         ------------

DOMESTIC COMMON STOCKS (continued)

PACKAGED FOODS & MEATS--1.3%
Lancaster Colony Corp.                            52,300         $  2,225,365

PAPER PACKAGING--1.9%
Bemis Co., Inc.                                  110,944            3,452,577

PHARMACEUTICALS--3.2%
Axcan Pharma, Inc.(b)                            175,000            2,945,250
Medicis Pharmaceutical Corp. Class A              90,600            2,716,188
                                                                 ------------
                                                                    5,661,438
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--4.2%
Cincinnati Financial Corp.                        86,357            3,766,029
Direct General Corp.                             184,800            3,795,792
                                                                 ------------
                                                                    7,561,821
                                                                 ------------

REINSURANCE--3.4%
Reinsurance Group of America, Inc.               143,100            6,093,198

SEMICONDUCTOR EQUIPMENT--2.1%
Cabot Microelectronics Corp.(b)                  119,650            3,754,617

SEMICONDUCTORS--2.3%
Microchip Technology, Inc.                       159,000            4,135,590

SPECIALIZED CONSUMER SERVICES--2.7%
Regis Corp.                                      117,000            4,788,810

SPECIALTY CHEMICALS--1.9%
Balchem Corp.                                     35,850              833,512
Valspar Corp. (The)                               54,520            2,537,361
                                                                 ------------
                                                                    3,370,873
                                                                 ------------

SPECIALTY STORES--1.2%
Tiffany & Co.                                     63,200            2,181,664

TOBACCO--1.0%
UST, Inc.                                         35,000            1,809,500
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $140,552,429)                                    176,085,070
-----------------------------------------------------------------------------


                                                  SHARES             VALUE
                                                 -------         ------------

FOREIGN  COMMON STOCKS(c)--1.2%

WATER UTILITIES--1.2%
Consolidated Water Co. Ltd. (Cayman
  Islands)                                        64,500            2,147,850


-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,013,519)                                        2,147,850
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $141,565,948)                                    178,232,920
-----------------------------------------------------------------------------

                                                    PAR
                                                   VALUE
                                                   (000)            VALUE
                                                   -----         ------------

SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER--0.2%
UBS Finance Delaware LLC 2.83%,
  4/1/05                                         $   436         $    436,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $436,000)                                            436,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $142,001,948)                                    178,668,920(a)

Other assets and liabilities, net--0.2%                               330,204
                                                                 ------------
NET ASSETS--100.0%                                               $178,999,124
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $45,503,271 and gross depreciation of $8,836,299 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $142,001,948.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX-KAYNE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Phoenix-Kayne Funds in the preparation of its Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

 D. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX-KAYNE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.


NOTE 2 -CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   The California Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequesnces including impairing the market value and marketability of the securities, as well as impairing the ability of certain issues og California municipal securities to pay principal and interest on their obligations

   As of March 31, 2005, the California Intermediate Tax-Free Bond Fund invested 97.2% of its net assets in California municipal securities.

   As of March 31, 2005, the Intermediate Total Return Bond Fund held $11,667,372 in investments issued by the U.S. Government, comprising 22.6% of the total net assets of the Fund.


                                      2



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Phoenix-Kayne Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       May 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       May 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Treasurer and
                           Chief Financial Officer
                           (principal financial officer)

Date       May 24, 2005
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.